Financial Instruments and Financial Risk Management - Financial Assets/(Liabilities) at Fair Value through Profit or Loss (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial liabilities at fair value through profit or loss	$ 62,386
Asset	2,227,879	$ 1,351,393
Liability	890,047	222,962
Forward Foreign Exchange Contracts
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial assets at fair value through profit or loss	587	255
Financial liabilities at fair value through profit or loss	255
Forward Foreign Exchange Contracts | Cash Flow Hedge
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Asset	2,437	$ 436
Liability	$ 5,346